Trade receivables - Change in the allowance for doubtful accounts (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Change in allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	€ 482	€ 482	€ 336
Trade and other receivables	62
Allowance for doubtful accounts, end of period	545		482
IFRS 15-Revenue from Contracts with Customers
Change in allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	482	482
Trade and other receivables	1
Provisions		227	237
Write-off		(351)	(58)
Release to income		(38)	(33)
Allowance for doubtful accounts, end of period	1	383	482
IFRS 9 [member]
Change in allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	336	€ 336
Allowance for doubtful accounts, end of period	€ 545		€ 336